Fair Value Measurements - Servicing Rights at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Servicing Asset at Fair Value, Amount [Roll Forward]
Servicing rights, beginning balance	$ 149,597	$ 201,618
Recognition of servicing from transfers of financial assets	111,582	76,592
Servicing rights assumed from third parties	370
Derecognition of servicing via loan purchases	(1,052)	(13,858)
Change in valuation inputs or other assumptions	(2,651)	(17,459)
Realization of expected cash flows and other changes	(89,587)	(97,296)
Servicing rights, ending balance	168,259	149,597
Student loans
Servicing Asset at Fair Value, Amount [Roll Forward]
Servicing rights, beginning balance	100,637	138,582
Recognition of servicing from transfers of financial assets	52,474	45,637
Servicing rights assumed from third parties	0
Derecognition of servicing via loan purchases	(392)	(12,924)
Change in valuation inputs or other assumptions	(16,197)	(20,168)
Realization of expected cash flows and other changes	(46,519)	(50,490)
Servicing rights, ending balance	90,003	100,637
Home loans
Servicing Asset at Fair Value, Amount [Roll Forward]
Servicing rights, beginning balance	23,914	13,181
Recognition of servicing from transfers of financial assets	31,294	20,440
Servicing rights assumed from third parties	0
Derecognition of servicing via loan purchases	0	0
Change in valuation inputs or other assumptions	4,300	(5,056)
Realization of expected cash flows and other changes	(8,975)	(4,651)
Servicing rights, ending balance	50,533	23,914
Personal loans
Servicing Asset at Fair Value, Amount [Roll Forward]
Servicing rights, beginning balance	25,046	49,855
Recognition of servicing from transfers of financial assets	27,814	10,515
Servicing rights assumed from third parties	370
Derecognition of servicing via loan purchases	(660)	(934)
Change in valuation inputs or other assumptions	9,246	7,765
Realization of expected cash flows and other changes	(34,093)	(42,155)
Servicing rights, ending balance	$ 27,723	$ 25,046